Other disclosures	12 Months Ended
Dec. 31, 2025
Other Disclosures
Other disclosures

43.	Other disclosures

a) Guarantees and commitments

The Bank offers a range of guarantees to help its clients improve their credit standing and enable them to compete effectively. The table below details all the guarantees as of December 31, 2025 and 2024.

As required, the "Maximum potential value of future payments" represents the notional amounts that could be regarded as a loss in the event of a total default by the guaranteed parties, without taking into account possible recoveries from guarantees held or pledged, or recoveries on appeal. There is no correlation between these values and the probable losses on these guarantees. In fact, the "Maximum potential value of future payments" significantly exceeds the inherent losses.

Thousand of Reais	2025	2024
Maximum potential amount of future payments
Contingent liabilities
Guarantees and other sureties	55,292,666	60,657,334
Financial guarantees	21,812,379	33,246,872
Performance guarantees	3,145,657	1,903,656
Financial letters of credit	30,317,862	25,485,782
Other	16,768	21,024
Other contingent exposures	3,624,677	3,730,419
Documentary Credits	3,624,677	3,730,419
Total Contingent Liabilities	58,917,343	64,387,753

Commitments
Loan commitments drawable by third parties (1)	235,479,099	205,309,683
Total Commitments	235,479,099	205,309,683

Total	294,396,442	269,697,436
(1)	Includes approved and unutilized limits for overdrafts, credit cards, and other similar facilities.

The Bank provides its clients with financial guarantees in commitments with third parties. The Bank retains the right to seek reimbursement from clients for any amounts it is required to pay under these guarantees. Additionally, cash or other forms of high liquidity collateral may be held against these commitments. These contracts are subject to the same credit assessment process as that applied to loans.

The Bank expects that these guarantees will expire without the need for any cash advances. Therefore, in the normal course of operations, the Bank anticipates that these transactions will have virtually no impact on its liquidity.

Performance guarantees are issued to secure clients' commitments, such as contractually specified investments, and to provide specified products, basic goods, or maintenance or warranty services to third parties, ensuring project completion in accordance with contractual terms, among other obligations. Included within standby letters of credit are guarantees for loan repayment, credit lines, promissory notes, and commercial acceptances. The Bank invariably requires collateral to issue this type of financial guarantee. In documentary credits, the Bank acts as a payment intermediary between commercial entities across different countries (import/export operations). In these transactions, the parties involved handle documents rather than the actual goods these documents represent. Typically, the basic goods traded serve as collateral for the transaction, and the Bank may extend certain credit lines. Commitments for loans redeemable by third parties primarily encompass most credit card lines and commercial commitments. Credit card lines may be unilaterally terminated by the issuer. Commercial commitments are generally one-year lines, contingent upon the client providing requisite information.

The risk criteria for issuing all types of guarantees, standby letters of credit, documentary credits, and all signature risks are generally the same as those used for other credit risk products and, therefore, are subject to the same admission and monitoring standards. Guarantees provided on behalf of clients undergo the same credit quality review process as any other credit risk product. Regularly, at least once a year, the solvency of clients is assessed, as well as the likelihood of these guarantees being executed. Should there be any doubt regarding a client's solvency, provisions are recognized in net profit for the amount of inherent losses, even if no legal proceedings have been initiated against the Bank.

The recognition of provisions for impairment losses related to guarantees and other sureties (note 9.c) is recorded under the line item Impairment losses on financial assets (net) in the consolidated statement of income, and the methodology for its calculation is detailed in note 2.i.

Furthermore, the liability recognized as deferred income for the premium received for providing these guarantees is being amortized over the life of the related guarantees and totals R$253,677 (2024 - R$300,711 and 2023 - R$282,613).

b) Managed funds not recognized on the balance sheet

Banco Santander manages funds in which it does not hold a significant stake, does not act as a "principal," and has no equity interest. Based on the contractual relationship that governs the management of these funds, other equity holders are exposed to, or have rights to variable returns and are able to influence these returns through their decision-making authority. Additionally, the Bank act as manager of these funds by analyzing the remuneration regime, which is proportional to the services rendered. Therefore, there is no indication that the fund is "principal" (note 2.w).

Following are the funds managed by Banco Santander not recognized on its balance sheet:

Thousand of Reais	2025	2024
Funds under investment management (1)	-	134,133
Administered Funds	227,012,763	242,717,969
Total	227,012,763	242,852,102
(1)	In 2025, the management of the funds was transferred to Santander Brasil Gestão de Recursos Ltda.

c) Third-party securities held in custody

As of December 31, 2025, the Bank held in custody third-party debt securities and securities totaling R$146,156,911 (2024 - R$51,196,827).

d) Residual maturity

The breakdown, by maturity, of the balances of Financial Assets and Financial Liabilities in the consolidated balance sheet is as follows:

							2025
	On Demand	Up to 3 Months	3 to 12 Months	1 to 3 Years	3 to 5 Years	After 5 Years	Total
Assets:
Cash	20,232,729	-	-	-	-	-	20,232,729
Debt instruments	997,982	27,898,675	63,721,953	64,924,884	46,781,813	75,283,554	279,608,861
Equity instruments	4,954,756	-	-	-	-	-	4,954,756
Loans and amounts due from credit institutions	375,187	26,274,530	7,004,532	2,182,758	110,916	-	35,947,923
Loans and advances to customer	103,367,757	130,196,993	119,102,830	113,987,986	41,465,669	56,427,321	564,548,556
Derivatives	-	47,239,976	4,662,446	6,628,902	-	7,276,374	65,807,698
Balances with the Brazilian Central Bank	90,684,085	84,421,117	6,644,050	-	-	-	181,749,252
Total	220,612,496	316,031,291	201,135,811	187,724,530	88,358,398	138,987,249	1,152,849,775

Liabilities:
Financial liabilities at amortized cost:
Deposits from credit institutions (1)	3,727,499	91,572,827	50,164,339	1,402,856	-	-	146,867,521
Customer deposits (1)	93,212,490	261,558,684	126,932,829	80,556,538	30,233,704	834,551	593,328,796
Marketable debt securities (1)	-	4,841,702	18,656,164	40,033,889	70,206,415	26,187,386	159,925,556
Debt Instruments Eligible to Compose Capital	-	-	-	-	-	28,113,937	28,113,937
Other financial liabilities	3,310,946	4,638,196	192,372	59,158,320	91,622	22,546	67,414,002
Short positions	-	22,581,504	10,117,743	1,376,194	-	15,304,618	49,380,059
Derivatives	-	42,240,588	4,653,740	4,654,737	-	8,462,926	60,011,991
Total	100,250,935	427,433,501	210,717,187	187,182,534	100,531,741	78,925,964	1,105,041,862
Difference (assets less liabilities)	120,361,561	(111,402,210)	(9,581,376)	541,996	(12,173,343)	60,061,285	47,807,913

							2024
	On Demand	Up to 3 Months	3 to 12 Months	1 to 3 Years	3 to 5 Years	After 5 Years	Total
Assets:
Cash	15,131,969	21,952,285	-	-	-	-	37,084,254
Debt instruments	110,385	28,818,116	43,426,801	80,644,990	56,763,284	74,409,608	284,173,184
Equity instruments	2,117,553	571,818	198,961	100,124	-	-	2,988,456
Loans and amounts due from credit institutions	41,763	6,746,688	4,400,946	12,206,990	6,157,811	623,429	30,177,627
Loans and advances to customer	38,842,391	149,527,493	112,549,440	147,550,348	68,790,302	48,829,940	566,089,914
Derivatives	22,753	17,117,638	588,359	18,411,051	1,701,330	2,365,168	40,206,299
Balances with the Brazilian Central Bank	167,800,211	-	-	-	-	-	167,800,211
Total	224,067,025	224,734,038	161,164,507	258,913,503	133,412,727	126,228,145	1,128,519,945

Liabilities:
Financial liabilities at amortized cost:
Deposits from credit institutions (1)	3,388,235	72,720,534	66,515,869	12,938,966	2,038,443	963,435	158,565,482
Customer deposits (1)	227,425,242	184,353,360	87,235,595	46,521,772	59,474,729	57,465	605,068,163
Marketable debt securities (1)	-	23,042,497	3,980,720	42,216,454	55,260,981	15,177,476	139,678,128
Debt Instruments Eligible to Compose Capital	-	-	-	-	-	23,137,784	23,137,784
Other financial liabilities	1,121,506	20,529,202	7,482,333	37,652,435	12,377,824	13,879	79,177,179
Short positions	-	972,415	2,728,931	5,637,952	11,872,654	18,184,714	39,396,666
Derivatives	-	4,506,806	5,611,956	12,539,932	1,652,110	15,099,470	39,410,274
Total	231,934,983	306,124,814	173,555,404	157,507,511	142,676,741	72,634,223	1,084,433,676
Difference (assets less liabilities)	(7,867,958)	(81,390,776)	(12,390,897)	101,405,992	(9,264,014)	53,593,922	44,086,269

(1)	Includes liabilities that may be subject to early settlement, comprising: demand and time deposits, repurchase agreements with clients, Real Estate Credit Notes (LCI), and Agribusiness Credit Notes (LCA).

e) Equivalent value of assets and liabilities in BRL

The main foreign currency balances recorded in the consolidated balance sheet, based on the nature of the respective items, are as follows:

Equivalent Value in Thousand of Reais	2025		2024
	Assets	Liabilities	Assets	Liabilities

Cash	14,780,432	-	22,500,450	-
Financial ssets/liabilities measured at fair value through profit or loss held for trading	9,671,662	7,981,591	14,413,853	12,658,267
Financial assets/liabilities measured at amortized cost	93,642,915	157,559,409	105,973,276	174,910,624
Total	118,095,009	165,541,000	142,887,579	187,568,891

f)	Other Commitments

Banco Santander leases properties, primarily for use as branches, under a standard lease agreement that it may terminate at its discretion. This agreement includes a renewal option and adjustment clauses, falling within the concept of operational leasing.

The total of future minimum lease payments under non-cancellable operational leases is presented below:

	2025	2024
Up to 1 Year	366,739	469,244
Between 1 to 5 Years	912,695	1,004,390
More than 5 Years	63,578	139,324
Total	1,343,012	1,612,958

Additionally, Banco Santander holds indefinite-term contracts, amounting to R$488 (2024 - R$431), corresponding to the monthly lease payments for contracts of this nature. Lease payments, recognized as expenses in the fiscal year of 2025, totaled R$194,402 (2024 - R$256,371).

Lease agreements will be adjusted annually in accordance with prevailing legislation, where the maximum adjustment is based on the fluctuation of the General Market Price Index ("IGPM"). The lessee is granted the right to unilaterally terminate these agreements at any time, pursuant to contractual clauses and current legislation.

g) Contingent assets

As of December 31,2025 and 2024, contingent assets were not recognized in the accounting records.